CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - BRL (R$) R$ in Thousands	Share capital	Capital reserve	Legal reserve	Expansion reserve	Additional dividends/interest on shareholders’ equity proposed	Tax incentive reserve	Treasury shares	Equity valuation adjustments	Retained earnings	Total
Beginning balance, value at Dec. 31, 2020	R$ 13,477,891	R$ 397,183	R$ 1,036,194	R$ 6,499,602		R$ 1,781,560	R$ (4,837)	R$ (4,848)		R$ 23,182,745
Total comprehensive income for the year
Net income									2,957,174	2,957,174
Post-employment benefit amount recorded directly in shareholders' equity								563		563
Total comprehensive income for the year								563	2,957,174	2,957,737
Total shareholder contributions and distributions to shareholders
Long-term incentive plan		4,623								4,623
Purchase of treasury shares, net of disposals							(20)			(20)
Allocation of net income:
Legal reserve (Note 27)			139,021						(139,021)
Interest on Shareholders’ Equity (Note 27)									(1,047,500)	(1,047,500)
Tax benefit reserve (Note 27)						176,741			(176,741)
Expansion reserve (Note 27)				1,593,912					(1,593,912)
Unclaimed dividends (Note 27)				9,521						9,521
Total shareholder contributions and distributions to shareholders		4,623	139,021	1,603,433		176,741	(20)		(2,957,174)	(1,033,376)
Ending balance, value at Dec. 31, 2021	13,477,891	401,806	1,175,215	8,103,035		1,958,301	(4,857)	(4,285)		25,107,106
Total comprehensive income for the year
Net income									1,670,755	1,670,755
Post-employment benefit amount recorded directly in shareholders' equity								441		441
Total comprehensive income for the year								441	1,670,755	1,671,196
Total contribution from shareholders and distribution to shareholders
Long-term incentive plan		6,796								6,796
Purchase of treasury shares, net of disposals							4,694			4,694
Allocation of net income:
Legal reserve (Note 27)			75,233						(75,233)
Interest on Shareholders’ Equity (Note 27)									(1,400,000)	(1,400,000)
Tax benefit reserve (Note 27)						166,110			(166,110)
Additional dividends/interest on shareholders’ equity proposed				(570,588)	600,000				(29,412)
Unclaimed dividends (Note 27)				7,573						7,573
Total contribution from shareholders and distribution to shareholders		6,796	75,233	(563,015)	600,000	166,110	4,694		(1,670,755)	(1,380,937)
Ending balance, value at Dec. 31, 2022	13,477,891	408,602	1,250,448	7,540,020	600,000	2,124,411	(163)	(3,844)		25,397,365
Total comprehensive income for the year
Net income									2,837,422	2,837,422
Post-employment benefit amount recorded directly in shareholders' equity								531		531
Total comprehensive income for the year								531	2,837,422	2,837,953
Total contribution from shareholders and distribution to shareholders
Long-term incentive plan		(24,291)								(24,291)
Purchase of treasury shares, net of disposals							(2,821)			(2,821)
Allocation of net income:
Legal reserve (Note 27)			129,979						(129,979)
Interest on Shareholders’ Equity (Note 27)									(1,600,000)	(1,600,000)
Tax benefit reserve (Note 27)						237,828			(237,828)
Dividends/additional interest on shareholders’ equity distributed (Note 26)				(1,910,000)	1,310,000					(600,000)
Expansion reserve (Note 26)				1,469,615	(600,000)				(869,615)
Unclaimed dividends (Note 27)				7,734						7,734
Total contribution from shareholders and distribution to shareholders		(24,291)	129,979	(432,651)	710,000	237,828	(2,821)		(2,837,422)	(2,219,378)
Ending balance, value at Dec. 31, 2023	R$ 13,477,891	R$ 384,311	R$ 1,380,427	R$ 7,107,369	R$ 1,310,000	R$ 2,362,239	R$ (2,984)	R$ (3,313)		R$ 26,015,940